Share capital and reserves - Schedule of Share Capital and Capital Reserve (Details) € in Millions	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 EUR (€) shares	Dec. 31, 2016 $ / shares	Dec. 31, 2015 EUR (€)
Disclosure of classes of share capital [line items]
Total share capital and capital reserve	€ 1,637.5		€ 1,814.0
Listing and share transaction costs	(13.8)		(13.3)		€ (13.3)
Total net share capital and capital reserve	1,623.7		1,800.7
Ordinary shares
Disclosure of classes of share capital [line items]
Total share capital and capital reserve	1,626.9		1,803.4
Founder Preferred shares
Disclosure of classes of share capital [line items]
Total share capital and capital reserve	€ 10.6		€ 10.6
Issued Capital and Capital Reserve | Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share (in USD per share) | $ / shares		$ 10.00		$ 10.00
Number of shares issued and fully paid (in shares) | shares	165,291,546		182,088,622
Issued Capital and Capital Reserve | Founder Preferred shares
Disclosure of classes of share capital [line items]
Par value per share (in USD per share) | $ / shares		$ 10.00		$ 10.00
Number of shares issued and fully paid (in shares) | shares	1,500,000		1,500,000